ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2019 CNY (¥) Vote shares	Nov. 04, 2015 USD ($) $ / shares shares
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Number of votes per share | Vote						1	1
Ordinary share capital value authorized | $								$ 30
Ordinary share, shares authorized			3,000,000,000			3,000,000,000	3,000,000,000	3,000,000,000
Ordinary share, par value (in USD per share) | $ / shares						$ 0.00001		$ 0.00001
Ordinary share, shares issued			1,468,059,155			1,431,840,215	1,431,840,215	1,000,000,000
Ordinary share, value issued			¥ 96			$ 14	¥ 95	$ 10
Shares issued from exercise of stock option and RSUs	11,833,340
Value of shares issued from exercise of stock option and RSUs | $		$ 19,930		$ 36,930
Ordinary Shares
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
Shares issued from exercise of stock option and RSUs		42,776,980	42,776,980	47,573,600	47,573,600
Value of shares issued from exercise of stock option and RSUs | ¥	¥ 4,870		¥ 19,930		¥ 36,930